Notes Payable (Details Narrative 2) (USD $)	0 Months Ended												0 Months Ended
	Nov. 27, 2013	Nov. 05, 2013	Nov. 01, 2013	Oct. 01, 2013	Sep. 16, 2013	Jul. 26, 2013	May 23, 2013	Mar. 17, 2013	Feb. 27, 2013	Oct. 31, 2012	Sep. 02, 2013	Apr. 30, 2012	Aug. 01, 2013 Dotolo Research Corporation	Aug. 01, 2013 Angels of Mercy, Inc.	Aug. 01, 2013 Angels of Mercy, Inc. #2
Financing Agreement	$ 51,000		$ 145,523									$ 150,000
Notes Payable	46,032	20,000	50,000	10,000	80,000	100,000	20,000	20,000	30,000	10,404	5,000	60,660	111,500	65,000	550,000
Note payable - current	50,389		45,909		68,950						4,976				205,705
Interest rate of note		18.00%	4.00%	22.00%	15.00%	18.00%	12.00%	18.00%	18.00%	9.27%			6.00%		6.00%
Monthly installments	306	150	4,257	183	861	1,200	1,867			1,085				5,417	9,115
Number of installments	180				130					10
Total Payments	55,021				112,000
Interest payments					20,000	3,600		900	1,350
Accrued Interest					$ 750	$ 2,650		$ 990	$ 1,365				$ 14,277
Warrant issued for debt		3,000,000